Lease Right-of-Use Asset and Operating Lease Liabilities	12 Months Ended
Dec. 31, 2025
Lease Right-of-Use Asset and Operating Lease Liabilities [Abstract]
LEASE RIGHT-OF-USE ASSET AND OPERATING LEASE LIABILITIES

11. LEASE RIGHT-OF-USE ASSET AND OPERATING LEASE LIABILITIES

Leases are classified as operating leases or finance leases in accordance with ASC 842. The Company’s operating leases are mainly related to office facilities. For leases with terms greater than 12 months, the Company records the related asset and liability at the present value of lease payments over the term. The Company’s lease agreements do not contain any material guarantees or restrictive covenants. The Company does not have any material finance leases or any sublease activities. Short-term leases, defined as leases with initial term of 12 months or less, are not reflected on the consolidated balance sheet.

During the year ended December 31, 2025, the Company entered into three new lease agreements primarily related to office facilities. As a result, the Company recognized operating lease right-of-use assets of $640,405 and corresponding lease liabilities of $640,405. These leases have a weighted-average remaining lease term of approximately 8.13 years. The weighted-average discount rate used to measure these lease liabilities was 6.65%.

During the year ended December 31, 2025, the Company reassessed its lease term assumptions for certain leased office facilities and determined that it is no longer reasonably certain to exercise certain renewal options. This reassessment was primarily driven by changes in the terms of the underlying lease agreements. As a result, the Company remeasured the related lease liabilities, resulting in a decrease of $675,624, with a corresponding reduction to the associated right-of-use assets.

The following table presents a summary of changes in the Company’s operating lease liabilities for the year ended December 31, 2025:

Right-Of-Use Assets
Balance as of December 31, 2024 (Audited)	$615,444
New right-of-use assets recognized	640,405
Amortization for the year ended December 31, 2025	(56,365)
Adjustment for non-exercising option	(675,624)
Adjustment for foreign currency translation difference	59,750
Balance as of December 31, 2025 (Audited)	$583,610

Operating lease Liability
Balance as of December 31, 2024 (Audited)	$615,444
New lease liability recognized	640,405
Imputed interest for the year ended December 31, 2025	39,630
Gross repayment for the year ended December 31, 2025	(95,995)
Adjustment for non-exercising option	(675,624)
Adjustment for foreign currency translation difference	$59,750
Balance as of December 31, 2025 (Audited)	$583,610

Operating lease liability current portion	$60,689
Operating lease liability non-current portion	$522,921

Other information:

	For the year ended December 31, 2025	For the year ended December 31, 2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow to operating lease	$95,995	$94,981
Right-of-use assets obtained in exchange for operating lease liabilities	-	-
Remaining lease term for operating lease (years)	8.13	7.80
Weighted average discount rate for operating lease	6.65%	5.58%